UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

       CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                Investment Company Act file number:     811-05631
                                                     --------------

                        First Pacific Mutual Fund, Inc.
                     --------------------------------------
               (Exact name of registrant as specified in charter)

                         2756 Woodlawn Drive, Suite #6-201
                              Honolulu, HI  96822-1856
                         ---------------------------------
                (Address of principal executive offices) (Zip code)

                                Roy W. Adams, Jr.
                                 370 Park Street
                                     Suite 2
                                Moraga, CA  94556
                     --------------------------------------
                     (Name and address of agent for service)

          Registrant's telephone number, including area code:  808-988-8088

                       Date of fiscal year end:  September 30

                     Date of reporting period:  March 31, 2013




Item 1.  Reports to Stockholders.









                      First Pacific Low Volatility Fund




                             SEMI-ANNUAL REPORT








                               March 31, 2013





                                               First Pacific Low Volatility Fund
--------------------------------------------------------------------------------

May 15, 2013


Dear fellow shareholder,

       On June 10, 2011 the First Pacific Low Volatility Fund ("Fund") commenced operations as a new series of First Pacific Mutual Fund, Inc. The investment objective of the Fund is to achieve long-term capital appreciation and preservation of capital while lowering volatility.

       Equity markets have performed strongly in the six months ending March 31, 2013. The Fund had a net asset value ("NAV") of $10.42 on October 1, 2012 and a NAV of $10.82 on March 31, 2013, which resulted in a 5.06% return* for the six month period. During the same period, returns for the Fund's benchmarks** were as follows: the Dow Jones Moderately Aggressive Portfolio Index, 9.45%*; S&P 500 Index, 10.19%*; and the Barclays Capital U.S. Aggregate Index, .09%*.

       The portfolio management team used stop orders on selected equities to help manage volatility on equity positions held in the portfolio. Stop orders are sell orders that are placed below current values of an equity position in the portfolio in order to protect gains or limit losses on the related equity position. Additionally, the Fund's portfolio managers utilized equity call option writing within the portfolio strategy to reduce volatility. In such a management technique, the portfolio managers sell call options on an existing equity position to reduce the effect of price fluctuations of securities owned by the Fund on the Fund's NAV and to generate additional revenues. The Fund's portfolio management team uses discretion in the selection of which equity securities to write (or sell) the call option. During the period, the Fund had realized gains on written options of $176,058.

       The Fund continues to utilize structured notes in an effort to reduce market volatility. The portfolio's structured note holdings performed well during the reporting period as the reference equity indices increased. The portfolio managers reduced their holdings in structured notes during the period as a result of maturing issues and a combination of market and credit conditions that they believe were not attractive for structured products. At the end of the reporting period, the Fund held 7.33% of net assets in structured notes.

       At March 31, 2013, the portfolio had a cash allocation in excess of 29%. This was due to the portfolio manager's decision to reduce market exposure as the equity markets were testing new highs.

                    CATEGORY ALLOCATION (% of Net Assets)
                                March 31, 2013

[The following table was depicted as a pie chart in the printed material.]

Consumer Discretionary        15.39%
Consumer Staples               7.10%
Energy                         2.18%
Financials                     9.53%
Health Care                    8.98%
Industrials                    5.66%
Information Technology         4.02%
Telecommunication Services     4.31%
Utilities                      5.86%
Structured Notes               7.33%
Money Market Fund             29.60%
Other Assets                    .04%

       On the following pages you will find our March 31, 2013 Semi-Annual Report. If you have any questions or would like us to provide information about the Fund to your family or friends, please call us at (808) 988-8088 or (800) 354-9654.

       On a final note, we would like to express our gratitude to our investors. The capital market environment is as challenging as ever. We appreciate your confidence in our firm in the management of your assets.


Warmest Aloha,

/s/ Terrence K.H. Lee

Terrence K.H. Lee
President and CEO

* Return is not annualized.
** The benchmark index was changed during 2012 from the S&P 500 Index and the Barclays Capital U.S. Aggregate Index to the Dow Jones Moderately Aggressive Portfolio Index because the Dow Jones index is made up of composite indexes representing stocks, bonds and cash and the Investment Manager believes it is more reflective of the Fund's management style and investments of the Fund's portfolio than either of the S&P or Barclays indexes.

Before investing, read the prospectus carefully. Please carefully consider the Fund's investment objective, risks, and charges and expenses before investing. The prospectus contains this and other information about the Fund. This Semi-Annual Report must be accompanied or preceded by a prospectus.

The Fund's yield, share price and investment return fluctuate so that you may receive more or less than your original investment upon redemption. Low volatility investing does not guarantee a profit or protect against a loss in a generally declining market. Past performance is no guarantee of future results. The Fund is a series of First Pacific Mutual Fund, Inc. Mutual fund investing involves risks. Principal loss is possible. The First Pacific Low Volatility Fund's investments in structured notes may subject the Fund to greater interest rate, credit and counterparty risks and costs than traditional equity funds.
The price of structured notes may be volatile and they may have a limited trading market, making it difficult to value or sell them. Structured notes are also subject to risks of debt instruments, including interest rate and call risks, but may have a greater risk of loss than a typical debt security of the same maturity and credit quality. In exchange for the issuer's guarantee of full or partial payment of principal on maturity, the upside return the Fund could achieve on its investment may be capped or limited and the issuer's guarantee is generally available only if the Fund holds the structured note to maturity. The Fund also invests in options which may be more volatile and less liquid, increasing the risk of loss when compared to traditional securities. The Fund may also invest in foreign securities which, especially in emerging markets, involve greater volatility and political, economic, regulatory and currency risks and differences in accounting methods. The
Fund may invest in small, mid or large companies. Investment in smaller companies involves additional risks such as limited liquidity and greater volatility than larger companies. The Fund's investments in other investment companies, including exchange traded funds, subjects the Fund to those risks affecting that investment company, including a possible decrease in the value of the underlying securities. The Fund will also incur brokerage costs when it purchases exchange traded funds and will incur its pro rata share of the underlying investment company's expenses. This is not a complete list of risks that may affect the Fund. For additional information concerning the risks applicable to the Fund, please see the Fund's prospectus.

Lee Financial Securities, Inc./Distributor
May 29, 2013

This report may contain certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the predictions and expectations of Lee Financial Group Inc., the Fund's investment manager (the "Investment Manager") concerning certain future events, such as performance of the economy, changes in interest rates and other factors that may impact the performance of the Fund. The Investment Manager believes that these forward looking statements are reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.




YOUR FUND'S EXPENSES
--------------------

As a Fund shareholder, you can incur the following costs:

 Ongoing Fund costs, including management fees, distribution and service (12b-
1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the period indicated.

Actual Fund Expenses
--------------------
The first line (Actual) for the share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. Of course, your account value and expenses will differ from those in this illustration:

 1.  Divide your account value by $1,000.
      If an account had an $8,600 value, the $8,600 / $1,000 = 8.6.

 2. Multiply the result by the number under the heading "Expenses Paid During Period."
      If expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical example for Comparison with Other Funds
----------------------------------------------------
Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for the share class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs. Therefore, the second line is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. Please refer to the Fund prospectus for additional information on operating expenses.

                                Beginning                   Expenses Paid During
                                 Account    Ending Account        Period*
                            Value 10/01/12  Value 03/31/13  10/01/12 - 03/31/13

First Pacific Low Volatility Fund
Actual                        $1,000.00       $1,050.60            $9.20
Hypothetical                  $1,000.00       $1,015.96            $9.05



*Expenses are equal to the annualized expense ratio (1.80%), multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.



FIRST PACIFIC LOW VOLATILITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)
-------------------------------------------------------------------------------

COMMON STOCK - 63.03%

                                                    Shares               Value
                                                    ------               -----
CONSUMER DISCRETIONARY - 15.39%
The Walt Disney Company                             26,000             1,476,800
Home Depot, Inc.                                    20,000             1,395,600
McDonald's Corporation                              14,000             1,395,660
Panera Bread Co. (b)                                 5,000               826,200
                                                                     -----------
                                                                       5,094,260
                                                                     -----------

CONSUMER STAPLES - 7.10%
Church & Dwight Co., Inc.                           14,000               904,820
Kimberly-Clark Corporation                          10,000               979,800
Phillip Morris Int'l, Inc.                           5,000               463,550
                                                                     -----------
                                                                       2,348,170
                                                                     -----------

ENERGY - 2.18%
Exxon Mobil Corporation                              8,000               720,880
                                                                     -----------
                                                                         720,880
                                                                     -----------

FINANCIALS - 9.53%
American Express Company                            13,200               890,472
The PNC Financial Services Group, Inc.              12,000               798,000
Ventas, Inc. (REIT)                                 20,000             1,464,000
                                                                     -----------
                                                                       3,152,472
                                                                     -----------
HEALTH CARE - 8.98%
Bristol-Myers Squibb Company                        40,000             1,647,600
Johnson & Johnson                                    5,000               407,650
UnitedHealth Group, Inc.                            16,000               915,360
                                                                     -----------
                                                                       2,970,610
                                                                     -----------

See accompanying notes to financial statements.


FIRST PACIFIC LOW VOLATILITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)
-------------------------------------------------------------------------------

                                                    Shares               Value
                                                    ------               -----


INDUSTRIALS - 5.66%
Boeing Co.                                          15,000            1,287,750
3M Company                                           5,500              584,705
                                                                    -----------
                                                                      1,872,455
                                                                    -----------

INFORMATION TECHNOLOGY - 4.02%
Google Inc. (b)                                      1,000              794,030
Qualcomm Inc.                                        8,000              535,600
                                                                    -----------
                                                                      1,329,630
                                                                    -----------


TELECOMMUNICATION SERVICES - 4.31%
Verizon Communications Inc.                         29,000            1,425,350
                                                                    -----------
                                                                      1,425,350
                                                                    -----------

UTILITIES - 5.86%
Oneok, Inc.                                         21,000            1,001,070
PPL Corporation                                     30,000              939,300
                                                                    -----------
                                                                      1,940,370
                                                                    -----------


Total Common Stocks (Cost $18,001,767)                               20,854,197
                                                                     ----------

See accompanying notes to financial statements.


FIRST PACIFIC LOW VOLATILITY FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2013 (Unaudited)
--------------------------------------------------------------------------------

                                                    Shares               Value
                                                    ------               -----

STRUCTURED NOTES - 7.33%

Deutsche Bank Capped Buffered Underlying Securities
Linked to the S&P 500 Index Due 05/20/2013 (b)
Return at maturity of 120.00% of the appreciation,
if any, of the S&P 500 Index up to cap of 13.00%
and losses of 100% of the depreciation of the
S&P 500 Index in excess of 15%.                    1,000,000          1,146,000

The Goldman Sachs Group, Inc. Medium-Term
Notes, Series D Leveraged Buffered Index-Linked
Notes due 04/15/2013 Linked to the S&P 500 Index (b)
Return at maturity of 120.00% of the appreciation,
if any, of the S&P 500 Index up to cap of 12.88%
and losses of 100% of the depreciation of the
S&P 500 Index in excess of 15%.                    1,000,000          1,281,000
                                                                    -----------

Total Structured Notes (Cost $2,000,000)                              2,427,000
                                                                    -----------




MONEY MARKET FUND - 29.60%

Federated Government Obligation-I                  9,793,760          9,793,760
                                                                    -----------
Money Market Fund (Cost $9,793,760)                                   9,793,760
                                                                    -----------






           Total Investments (Cost $29,795,527) (a)   99.96%         33,074,957
           Other Assets Less Liabilities               0.04%             14,374
                                                     ------          ----------
           Net Assets                                100.00%        $33,089,331
                                                     ======          ==========


          (a)  Aggregate cost for federal income tax purposes is $29,795,527.
          (b)  Non-Income producing security.

At March 31, 2013, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

           Gross unrealized appreciation                             $3,316,428
           Gross unrealized depreciation                                (36,998)
                                                                      ---------
           Net unrealized appreciation                               $3,279,430
                                                                      =========

See accompanying notes to financial statements.


FIRST PACIFIC LOW VOLATILITY FUND

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2013 (Unaudited)
--------------------------------------------------------------------------------

                                                             Low Volatility
                                                                  Fund
                                                                  ----
ASSETS
  Investments at market value
     (Identified cost $29,795,527) (Note 1 (A))                $33,074,957
  Income receivable                                                 23,448
  Subscriptions receivable                                          47,879
  Other Assets                                                      14,555
                                                               -----------
       Total assets                                             33,160,839
                                                               -----------

LIABILITIES
  Redemptions payable                                               24,000
  Management fee payable                                            17,929
  Administration fee payable                                           552
  Distribution Plan payable                                          4,138
  Shareholder Servicing fee payable                                  2,758
  Transfer Agent fee payable                                         1,655
  Chief Compliance Officer fee payable                               1,446
  Directors fee payable                                                194
  Accrued Expenses                                                  18,836
                                                               -----------
       Total liabilities                                            71,508
                                                               -----------

NET ASSETS                                                     $33,089,331
                                                               ===========

      (Applicable to 3,057,992 shares outstanding,
       $.01 par value, 20,000,000 shares authorized)

NET ASSET VALUE, OFFERING AND REPURCHASE
  PRICE PER SHARE, INVESTOR CLASS SHARES                            $10.82
                                                                    ======

NET ASSETS
  At March 31, 2013, net assets consisted of:
     Paid-in capital                                           $30,076,239
     Undistributed net investment income                            39,517
     Accumulated net realized loss on investments                 (305,855)
     Net unrealized appreciation on investments                  3,279,430
                                                               -----------
                                                               $33,089,331
                                                               ===========

See accompanying notes to financial statements.


FIRST PACIFIC LOW VOLATILITY FUND

STATEMENT OF OPERATIONS

For the six months ended March 31, 2013 (Unaudited)
--------------------------------------------------------------------------------

                                                             Low Volatility
                                                                  Fund
                                                                  ----

INVESTMENT INCOME
       Dividend Income                                          $  337,192
       Interest income                                                 208
                                                               -----------
       Total investment income                                     337,400
                                                               -----------

  Expenses
     Management fee (Note 2)                                       155,626
     Distribution costs (Notes 2 and 3)                             23,344
     Transfer Agent fee (Note 2)                                     9,338
     Shareholder Services fee (Note 2)                              15,563
     Administration fee (Note 2)                                     3,112
     Accounting fee                                                 21,840
     Legal and Audit fees                                           13,716
     Printing                                                        8,958
     Custodian fee                                                   7,816
     Insurance                                                       1,835
     Registration fee                                               10,176
     Chief Compliance Officer fee (Note 2)                           8,458
     Directors fee                                                     773
     Miscellaneous fee                                                  54
                                                                ----------
     Total expenses                                                280,609
                                                                ----------


     Management fees waived (Note 2)                               (54,469)
                                                                ----------
     Net Expenses                                                  226,140
                                                                ----------
       Net investment income                                       111,260
                                                                ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
	ON INVESTMENTS
     Net realized gain (loss) on transactions from:
            Investments                                           (465,362)
            Options                                                176,058
     Net change in unrealized appreciation (depreciation) on transactions from:
            Investments                                          1,780,060
            Options                                                      -
                                                                ----------
            Net realized and unrealized gain on investments      1,490,756
                                                                ----------

NET INCREASE IN NET ASSETS
      RESULTING FROM OPERATIONS                                 $1,602,016
                                                                ==========

See accompanying notes to financial statements.


FIRST PACIFIC LOW VOLATILITY FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                 For The Six Months Ended      For the year end
                                 March 31, 2013 (Unaudited)   September 30, 2012
                                 --------------------------   ------------------

INCREASE (DECREASE) IN NET ASSETS FROM
   Operations
      Net investment income (loss)                 $  111,260      $    (35,335)
      Net realized gain (loss) on investments        (289,304)          485,526
      Increase (decrease) in unrealized
        appreciation (depreciation) of investments   1,780,060        2,656,393
                                                   -----------      -----------
         Net increase (decrease) in net assets
            resulting from operations                1,602,016        3,106,584
                                                   -----------      -----------


   Distributions to shareholders from:
      Net investment income
         ($.02 and $.00 per share, respectively)       (71,743)		      -
      Capital gains
         ($.10 and $.00 per share, respectively)      (289,101)               -
                                                   -----------      -----------

            Total distributions to shareholders       (360,844)               -
                                                   -----------      -----------

   Capital share transactions (a)
      Increase in net assets resulting from
           capital share transactions                1,153,547        6,677,627
                                                   -----------      -----------

           Total increase in net assets              2,394,719        9,784,211

NET ASSETS
   Beginning of period                              30,694,612       20,910,401
                                                   -----------      -----------

   End of period                                   $33,089,331      $30,694,612
                                                   ===========      ===========


   (a) Summary of capital share activity follows:

                                 --------------------------  ------------------
                                 For The Six Months Ended    For The Year Ended
                                        March 31, 2013       September 30, 2012
                                 --------------------------  ------------------

                                    Shares      Value         Shares     Value
                                    ------      -----         ------     -----
   Shares sold                    241,769   $ 2,499,187     923,462 $ 9,255,485
   Shares issued on reinvestment
    of distributions               35,869       360,844           -           -
                                  -------   -----------     ------- -----------
                                  277,638     2,860,031     923,462   9,255,485
   Shares redeemed               (164,765)   (1,706,484)   (258,845) (2,577,858)
                                  -------   -----------     ------- -----------
   Net increase                   112,873   $ 1,153,547     664,617 $ 6,677,627
                                  =======   ===========     ======= ===========

See accompanying notes to financial statements.


FIRST PACIFIC LOW VOLATILITY FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
--------------------------------------------------------------------------------

	                           --------------------------------------------
                                                            Year and Period
                                                                 Ended
                                 For The Six Months Ended     September 30,
                                 March 31, 2013 (Unaudited)   2012      2011*
                                 --------------------------------------------
Net asset value
   Beginning of period                         $ 10.42     $  9.17    $ 10.00
                                                -------     -------    -------
Income from investment operations
   Net investment income                           .04        (.01)      (.03)
   Net gain (loss) on securities
     (both realized and unrealized)                .48        1.26       (.80)
                                                -------     -------    -------
     Total from investment operations              .52        1.25       (.83)
                                                -------     -------    -------


Less distributions
     Dividends from net investment income         (.02)          -          -
     Distributions from capital gains             (.10)          -          -
                                                -------     -------    -------
     Total distributions                          (.12)          -          -
                                               -------     -------    -------
   End of period                               $ 10.82     $ 10.42    $  9.17
                                               =======     =======    =======

Total return                                       5.06%+    13.63%     -8.30%+

Ratios/Supplemental Data
   Net assets, end of period (in 000's)         $33,089    $30,695    $20,910


    Ratio of expenses to average net assets (a)    1.80%**    1.93%      2.28%**
       before fee waivers

   Ratio of expenses to average net assets (a)     1.45%**    1.77%      2.28%**
       after fee waivers

   Ratio of net investment income to
       average net assets before fee waivers (a)   0.36%**   -0.30%     -1.58%**

   Ratio of net investment income to
       average net assets after fee waivers (a)    0.71%**   -0.14%     -1.58%**

Portfolio turnover                                37.27%+    81.84%     18.42%+



*   Commenced operations June 10, 2011.
**  Annualized
+   Not Annualized

(a) Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes to financial statements.


FIRST PACIFIC LOW VOLATILITY FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2013 (Unaudited)
--------------------------------------------------------------------------------

(1)	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

First Pacific Low Volatility Fund ("Fund") is a series of First Pacific Mutual Fund, Inc. which is registered under the Investment Company Act of 1940 as a non-diversified open-end management investment company. First Pacific Mutual Fund, Inc. currently has two investment portfolios, including the Fund which is
currently offering one Class of Shares:   Investor Shares.

The investment objective of the Fund is to achieve long-term capital appreciation and preservation of capital while lowering volatility. The Fund seeks to achieve its objective by normally investing primarily in equity securities of U.S. companies and allocating a portion of total assets to structured notes. The Fund also may invest in exchange traded funds that invest in domestic or foreign securities, foreign securities, real estate investment trusts, fixed income securities, short-term debt instruments, cash and cash equivalents, and convertible bonds and convertible preferred stock. It also may write and purchase covered call and put options.

Structured notes are specially designed debt instruments whose principal and interest payments are linked to, and whose values rise or fall in response to, the value of an index, basket of securities, interest rate benchmark or other financial asset. Structured notes are subject to interest rate risk.
They are also subject to credit risk with respect both to the issuer and, if applicable, to the underlying security. The price of structured notes may be volatile and they may have a limited trading market, making it difficult to value them or sell them at an acceptable price. In exchange for the issuer's guarantee of full or partial payment of principal on maturity, the upside return the Fund could achieve on its investment may be capped or limited and the issuer's guarantee is generally available only if the Fund holds the structured note to maturity. There may be higher fees and costs associated with structured notes than other types of investments. In some cases, the Fund may enter into agreements with an issuer of structured notes to purchase a minimum amount of those notes over time. Structured notes are also subject to counterparty risk, which is the risk that the other party to the transaction will not fulfill its contractual obligations.

The Fund may write (sell) covered call options on securities. If the option is exercised by the purchaser prior to the expiration, the Fund is required to deliver the underlying security against payment of the exercise price. Writing call options is a highly specialized activity and entails greater than ordinary investment risks. The successful use of options depends in part on the future price fluctuations and the degree of correlation between the options and the securities markets. The value of the Fund's positions in options will fluctuate in response to changes in the value of the underlying security or index, as applicable. Portfolio assets covering written options cannot be sold while the option is outstanding, unless replaced with similar assets. As a result there is a possibility that segregation of a large percentage of the Fund's assets could affect its portfolio management as well as the ability of the Fund to meet redemption requests or other current obligations. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund's option strategies. Over-the-counter options may be considered illiquid and are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.


FIRST PACIFIC LOW VOLATILITY FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

March 31, 2013 (Unaudited)
--------------------------------------------------------------------------------

Disclosures about Derivative Instruments and Hedging Activities: The Fund follows FASB ASC 815 "Disclosures about Derivative Instruments and Hedging Activities" ("ASC 815"), effective May 1, 2009. ASC 815 requires enhanced disclosures about the Fund's use of, and accounting for, derivative instruments and the effect on the results of the Fund's operations and financial position. At March 31, 2013 and during the period then ended, the Fund had the following derivatives and transactions in derivatives:

                                                Number of          Premiums
Transactions in written option contracts        Contracts          Received

Options outstanding at September 30, 2012          (60)           $ (69,478)
Options written                                   (986)            (213,544)
Options closed                                      13               35,073
Options exercised                                  177              106,509
Options expired                                    856              141,440
                                                ---------         ----------
Options outstanding at March 31, 2013             (-0-)           $     (-0-)
                                                ---------         ----------


The locations on the Statement of Assets and Liabilities of the Fund's derivative positions by type of exposure, all of which are not accounted for as hedging instruments under ASC 815 are as follows:

Values of Derivative Instruments as of March 31, 2013 on the Statement of Assets and Liabilities:

  Liabilities                  Location                       Value
  -------------------------------------------------------------------
  Equity Contracts - Options   Written options at value        $0

The effect of Derivative Instruments on the Statement of Operations for the period ended March 31, 2013:

  Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
                                  Written Options              Total
  ----------------------------------------------------------------------
  Equity Contracts                $176,058                     $176,058

  Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
                                  Written Options              Total
  ----------------------------------------------------------------------
  Equity Contracts                $0                           $0


The Fund's investments in other investment companies subjects it to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. The Fund will incur its pro rata share of the underlying investment company's expenses. The Fund may purchase ETFs which may trade at a discount to its net asset value. Investors in the Fund will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests in addition to the Fund's direct fees and expenses. The Fund will also incur brokerage costs when it purchases shares of ETFs. In addition, the Fund will be affected by losses of the underlying ETF and the level of risk arising from the investment practices of the underlying ETF.


FIRST PACIFIC LOW VOLATILITY FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

March 31, 2013 (Unaudited)
--------------------------------------------------------------------------------

The Fund may purchase fixed income securities which will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, an underlying fund's investment in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

(A)   SECURITY VALUATION

      Portfolio securities that are fixed income (debt) securities are valued by an independent pricing agent using methodologies that it believes are appropriate, including actual market transactions, broker-dealer supplied valuations, matrix pricing, or other electronic data processing techniques designed to identify market values for such securities, in accordance with procedures established in good faith by the Board of Directors. Structured notes are valued at the closing price or evaluated bid as provided daily by independent pricing agents. Equity securities listed on a securities exchange or an automated quotation system for which quotations are readily available will be valued at the last quoted sale price on the principal exchange on which they are traded on the valuation date (or at approximately 4:00 p.m. Eastern Time if a security's principal exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the closing bid price. Securities traded over-the-counter will be valued at the last reported sale price on the Nasdaq Trade Reporting Facility, Alternative Display Facility or other facility that reports trades of over-the-counter securities. If there is no such reported sale on the valuation date, over-the-counter securities will be valued at the most recently quoted bid price. Nasdaq listed securities are valued at the Nasdaq Official Closing Price. Options listed for trading on a securities exchange or board of trade will be valued at the last quoted sale price or, in the absence of a sale, at the mean of the closing bid and ask prices. In the absence of a last quoted sales price or mean price, options are valued at the closing ask price (for short positions). Futures contracts and options thereon, which are traded on commodities exchanges, are valued at their daily settlement value as of the close of such commodities exchanges. Redeemable securities issued by open-end investment companies are valued at the investment company's applicable net asset value. Exchange-traded open-end investment companies and closed-end investment companies are priced as equity securities. Foreign securities are often principally traded on markets that close at different hours than U.S. markets. Such securities will be valued at their most recent closing prices on the relevant principal exchange even if the close of that exchange is earlier than the time of the Fund's net asset value ("NAV") calculation. However, securities traded in foreign markets which remain open as of the time of the NAV calculation will be valued at the most recent sales price as of the time of the NAV calculation. In addition, prices for certain foreign securities may be obtained from the Fund's approved independent pricing agents. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value.

      Securities for which market quotations are not readily available or for which available prices are believed to be suspect will be valued at "fair value" using methods determined in good faith by or at the direction of the Board of Directors. For these purposes, "fair value" means the price that the Investment Manager reasonably expects the Fund could receive from an arm's-length buyer upon the current sale of the securities within seven (7) days, after considering all appropriate factors and indications of value available to them. Such value will be cost if the Investment Manager determines such valuation is appropriate after considering a multitude of factors in accordance with established procedures.


FIRST PACIFIC LOW VOLATILITY FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

March 31, 2013 (Unaudited)
--------------------------------------------------------------------------------

      The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. generally accepted accounting principles ("GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

      Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

      Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

      Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

      The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

      The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

      Changes in valuation techniques may result in transfers in/out changing an investment's assigned level within the hierarchy.

      The following is a description of the valuation techniques applied to the Fund's major categories of financial instruments measured at fair value on a recurring basis:

      Common Stocks and Exchange-Traded Funds, to the extent these securities are actively traded and valuation adjustments are not applied, are categorized in Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized in Level 2 of the fair value hierarchy.

      Structured Notes are categorized in Level 2 of the fair value hierarchy.

      Investment in registered open-end investment management companies will be categorized as Level 1 of the fair value hierarchy.

      Options listed for trading on a securities exchange or board of trade, and which are actively traded, are categorized in Level 1 of the fair value hierarchy.


FIRST PACIFIC LOW VOLATILITY FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

March 31, 2013 (Unaudited)
--------------------------------------------------------------------------------

      The following is a summary of the inputs used in valuing the Fund's investments, as of March 31, 2013. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

       Valuation Inputs at Reporting Date:
     	Description            Level 1          Level 2      Level 3     Total
       Assets
       ------
       Common Stocks           $20,854,197    $       -0-   $-0-   $20,854,197
       Exchange Traded Funds   $        -0-   $       -0-   $-0-   $        -0-
       Structured Notes        $        -0-   $2,427,000    $-0-   $ 2,427,000
       Money Market Fund       $ 9,793,760    $       -0-   $-0-   $ 9,793,760
                              -----------    ----------    ----   -----------
       Total Investments       $30,647,957    $2,427,000    $-0-   $33,074,957
                               ===========    ==========    ====   ===========
       Liabilities
       -----------
       Written covered call options $   -0-   $       -0-   $-0-   $        -0-
                               ===========    ==========    ====   ===========
       Liabilities

      There were no transfers in to and out of Levels 1 and 2 during the current period presented. There were no purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements during the current period presented.

      Significant Ownership Concentration
      At March 31, 2013, the Fund invested 29.60% of its net assets in the Federated Government Obligation-I Money Market Fund. The Federated Government Obligations-I Money Market Fund's objective is to seek current income consistent with stability of principal by investing primarily in a portfolio of short-term U.S. Treasury and government securities, and repurchase agreements collateralized by such obligations.


 (B)	FEDERAL INCOME TAXES
      It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute their taxable income, if any, to their shareholders. Therefore, no federal income tax provision is required.

      The Fund has reviewed all open tax years for all major jurisdictions, which is the Federal jurisdiction, and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of September 30, 2012, open Federal tax years include the tax year ended September 30, 2011 and 2012. The Fund has no examination in progress and is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

      In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.


FIRST PACIFIC LOW VOLATILITY FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

March 31, 2013 (Unaudited)
--------------------------------------------------------------------------------

      On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted. The Act modernizes several of the federal income and excise tax provisions related to regulated investment companies such as the Fund, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. At September 30, 2012, the First Pacific Low Volatility Fund utilized $177,641 in short-term capital loss carryforwards to offset current year gains.

      The Fund had net capital losses of $3,067 incurred after October 31, 2011. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year.


(C)	SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO
	SHAREHOLDERS
      Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is recognized using the accrual method and includes accretion of original issue and market discount and amortization of premium. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date. The Fund intends to pay income dividends at least annually.

(D) 	USE OF ESTIMATES
      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(E)	SHARE VALUATION
      The net asset value per share for the Fund is determined by calculating the total value of the Fund's assets, deducting its total liabilities and dividing the result by the number of shares outstanding.


(2)	INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Lee Financial Group Inc. ("LFG") provides the Fund with management and administrative services pursuant to a management agreement and administrative services agreement, respectively. In accordance with the terms of the management agreement and of the administrative services agreement, LFG receives compensation at the annual rate of 1.00% and up to .05% of the Fund's average daily net assets, respectively. The Investment Manager has voluntarily agreed to waive 0.35% of its 1.00% management fees through January 31, 2014. For the period ended March 31, 2013, the Fund was allocated, and paid LFG, $8,458 for the Chief Compliance Officer fee.


FIRST PACIFIC LOW VOLATILITY FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

March 31, 2013 (Unaudited)
--------------------------------------------------------------------------------

The Fund's distributor, Lee Financial Securities, Inc. ("LFS"), a wholly-owned subsidiary of LFG, received $23,344 for costs incurred in connection with the sale of the Fund's shares (See Note 3).

Lee Financial Recordkeeping, Inc. ("LFR"), a wholly-owned subsidiary of LFG, serves as the transfer agent for the Fund. In accordance with the terms of the transfer agent agreement, LFR receives compensation at the annual rate of .06%
of the Fund's average daily net assets.   LFR also provides the Fund with
certain clerical, bookkeeping and shareholder services pursuant to a service agreement approved by the Fund's directors. As compensation for these services LFR receives a fee, computed daily and payable monthly, at an annualized rate of .10% of the Fund's average daily net assets.

Certain officers and directors of the Fund are also officers of LFG, LFS and LFR.


(3)	DISTRIBUTION COSTS

The Fund's Board of Directors, including a majority of the Directors who are not "interested persons" of the Fund, as defined in the Investment Company Act of 1940, adopted a distribution plan pursuant to Rule 12b-1 of the Act. Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares.

The Plan provides that the First Pacific Low Volatility Fund Investor Class may incur certain costs, which may not exceed .25% per annum of the Fund's average daily net assets, for payment to the distributor for items such as advertising expenses, selling expenses, commissions or travel, reasonably intended to result in sales of shares of the Fund.


(4)	PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities aggregated $10,337,682 and $16,912,934, respectively, for the Fund during the six month period October 1, 2012 through March 31, 2013.


(5)	TAX COMPONENTS OF CAPITAL AND DISTRIBUTIONS TO SHAREHOLDERS

For the period ending September 30, 2012 the Fund had no distributions. The tax character of distributable earnings at September 30, 2012 were as follows:

      Undistributed                               Post   Unrealized    Total
      Net Investment Undistributed Capital Loss  October   Gain/   Distributable
         Income      Capital Gains Carryforwards Losses   (Loss)     Earnings
         ------      ------------- ------------- ------   ------     --------
First Pacific Low
  Volatility Fund
       $  275,617    $       -     $       -     $(3,067) $1,499,370 $1,771,920

Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.


FIRST PACIFIC LOW VOLATILITY FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

March 31, 2013 (Unaudited)
--------------------------------------------------------------------------------


(6)	NEW ACCOUNTING PRONOUNCEMENTS

In January 2013, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. This update gives additional clarification to the FASB ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. The Fund's management is currently evaluating the impact ASU 2013-01 will have on the financial statement disclosures.


(7)	SUBSEQUENT EVENTS DISCLOSURE

In preparing the Fund's financial statements as of March 31, 2013, the Fund's management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.




FIRST PACIFIC LOW VOLATILITY FUND (Unaudited)

Shareholder Information
Household Delivery of Shareholder Documents: Only one Prospectus, Annual and Semi-Annual Report will be sent to shareholders with the same last name and address on their Fund account, unless you request multiple copies. If you would like to receive separate copies, please call us at (808) 988-8088. We will begin sending you additional copies within 30 days. If your shares are held through a service provider, please contact them directly.

Business Continuity Plan Summary Disclosure Statement: First Pacific Mutual Fund, Inc., Lee Financial Group Inc., Lee Financial Securities, Inc. and Lee Financial Recordkeeping, Inc. have developed Business Continuity Plans on how we will respond to events that significantly disrupt our business. Since the timing and impact of disasters and disruptions is unpredictable, we will have to be flexible in responding to actual events as they occur. Contacting
Us - If after a significant business disruption you cannot contact us as you usually do at (808) 988-8088, you should go to our website at www.LeeHawaii.com. Please visit our website at www.LeeHawaii.com for the Business Continuity Plan Disclosure Statement.

Proxy Voting Policies and Procedures
The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may request copies of the Policies free of charge by calling (808) 988-8088 or by sending a written request to Lee Financial Group Inc., 2756 Woodlawn Drive, Suite #6-201, Honolulu, HI 96822. Copies of the Fund's proxy voting records are posted on the Securities and Exchange Commission's website at www.sec.gov and the Fund's website at www.LeeHawaii.com and reflect the 12-month period beginning July 1, 2011 and ending June 30, 2012.

Quarterly Statement of Investments
The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at www.sec.gov or the Fund's website at www.LeeHawaii.com. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.




                             INVESTMENT MANAGER
                          Lee Financial Group Inc.
                      2756 Woodlawn Drive, Suite #6-201
                        Honolulu, Hawaii  96822-1856

                                DISTRIBUTOR
                        Lee Financial Securities, Inc.
                       2756 Woodlawn Drive, Suite #6-201
                          Honolulu, Hawaii  96822-1856

                               FUND ACCOUNTANT
                          Ultimus Fund Solutions, LLC
                         225 Pictoria Drive, Suite 450
                            Cincinnati, Ohio  45246

                                  CUSTODIAN
                                Union Bank, N.A.
                       350 California Street, 6th Floor
                       San Francisco, California  94104

                                 LEGAL COUNSEL
                                Roy W. Adams, Jr.
                                370 Park Street
                                   Suite 2
                           Moraga, California  94556

                               TRANSFER AGENT
                       Lee Financial Recordkeeping, Inc.
                       2756 Woodlawn Drive, Suite #6-201
                         Honolulu, Hawaii  96822-1856












                               [FUND LOGO OMITTED]




                              Hawaii Municipal Fund




                                SEMI-ANNUAL REPORT








                                  March 31, 2013





                                                          Hawaii Municipal Fund
--------------------------------------------------------------------------------

May 14, 2013




Dear fellow shareholder,

	The April tax season has just passed, and as Hawaii taxpayers, many of us felt the impact of paying high taxes. In fact, as a Hawaii resident, as much as $42 of $100 of our taxable income could go to the government in income taxes.

	According to the Tax Foundation, the average employee in Hawaii works until April 14th to pay his taxes. In this tough economy, every dollar we save makes a difference. We believe that investing in tax-free funds such as the Hawaii Municipal Fund can help reduce our tax burden. As shareholders of the Fund, you are earning tax-free income* and supporting local projects designed to enrich our community. The money raised through municipal bonds is commonly used to build schools, hospitals, roads, airports, harbors, and water and electrical systems that serve to create jobs and improve the quality of life here in our islands.

      Interest rates are the most important of many factors which can affect bond prices. For the period October 1, 2012 through March 31, 2013 the Federal Reserve left the Fed Funds rate unchanged in the range of 0 - .25%. During this period the yield curve moderately steepened with the 10 year treasury bond yield rising from 1.65% to 1.87%. At the same time state budget difficulties began to moderate. This accounts for the Hawaii Municipal
Fund's six month price decrease of $0.06 per share. The primary investment strategy of the Hawaii Municipal Fund is to purchase investment grade long-term Hawaii municipal bonds. The past six months performance for the Fund, which is presented in this Semi-Annual Report, was primarily a result of the implementation of this strategy.

      We believe that the economy is slowly recovering from a number of crises - housing, credit and financial. However, spending by people and businesses remains weak, and the economy continues to be plagued with high unemployment. This would normally be a positive for the bond market, but because of massive federal stimulus injections, we believe that there continues to be a higher than normal inflationary risk which may impact the municipal bond market in the intermediate term.

                       MOODY'S MUNICIPAL BOND RATINGS
                           Hawaii Municipal Fund
                               March 31, 2013

[The following table was depicted as a pie chart in the printed material.]

Aaa          3.09%
Aa1          1.31%
Aa2         25.66%
Aa3          4.44%         Moody's is an independent ratings service which
A1           6.59%         assigns ratings from Aaa (highest) to C (lowest)
A2          15.56%         to indicate the credit worthiness of the issuer's
A3           6.47%         securities in the Fund's portfolio.  Ratings are
Baa1         3.03%         subject to change.  These ratings apply to the
Baa2         2.95%         issuer's credit worthiness of the securities in the
Ba1          0.34%         Fund's portfolio and not the Fund or its shares.
NR^         30.27%
WR^          0.29%

	^ Primarily all of the investments in the Hawaii Municipal Fund portfolio are investment grade securities. Only 1.15% of the municipal bonds purchased for the portfolio are deemed to be below investment grade by the Investment Manager.

	On the following pages you will find our March 31, 2013 Semi-Annual Report. If you have any questions or would like us to provide information about the Fund to your family or friends, please call us at (808) 988-8088.

	Thank you for your business. As always, we look forward to providing you with the high level of service that you have come to expect.


Warmest Aloha,

/s/ Terrence K.H. Lee

Terrence K.H. Lee
President and CEO


*Some income may be subject to the federal alternative minimum tax for certain investors. Income may also be subject to capital gains taxes.

Before investing, read the prospectus carefully. Please carefully consider the Fund's investment objective, risks, and charges and expenses before investing. The prospectus contains this and other information about the Fund. This Semi-Annual Report must be accompanied or preceded by a prospectus.

The Fund's yield, share price and investment return fluctuate so that you may receive more or less than your original investment upon redemption. Past performance is no guarantee of future results. The Fund is a series of First Pacific Mutual Fund, Inc. Mutual fund investing includes risks. Principal loss is possible. The Fund's investments in municipal bonds subjects the Fund to interest rate, credit, call and geographic concentration risk.

Lee Financial Securities, Inc./Distributor
May 29, 2013

This report may contain certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the predictions and expectations of Lee Financial Group Inc., the Fund's investment manager, (the "Investment Manager"), concerning certain future events, such as performance of the economy, changes in interest rates and other factors that may impact the performance of the Fund. The Investment Manager believes that these forward looking statements are reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.




YOUR FUND'S EXPENSES
--------------------

As a Fund shareholder, you can incur the following costs:

 Ongoing Fund costs, including management fees, distribution and service (12b-
1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses
--------------------
The first line (Actual) for the share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. Of course, your account value and expenses will differ from those in this illustration:

 1.  Divide your account value by $1,000.
      If an account had an $8,600 value, the $8,600 / $1,000 = 8.6.

 2. Multiply the result by the number under the heading "Expenses Paid During Period."
      If expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical example for Comparison with Other Funds
----------------------------------------------------
Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for the share class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs. Therefore, the second line is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. Please refer to the Fund prospectus for additional information on operating expenses.

                                Beginning                   Expenses Paid During
                                 Account    Ending Account        Period*
                            Value 10/01/12  Value 03/31/13  10/01/12 - 03/31/13

Hawaii Municipal Fund Investor Class
Actual                        $1,000.00       $1,009.50           $5.06
Hypothetical                  $1,000.00       $1,019.90           $5.09

*Expenses are equal to the annualized expense ratio (1.01%), multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.




HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)
--------------------------------------------------------------------------------

                                                              Value
      Par Value                                            (Note 1 (A))
      ---------                                            ------------

                        HAWAII MUNICIPAL BONDS - 97.88%
                        ----------------------

		Hawaii County
			General Obligation Bonds - 3.67%
$     1,755,000               5.000%,     07/15/21       $  2,074,656
      1,000,000               5.000%,     07/15/22          1,013,560
        370,000               5.000%,     07/15/24            392,356
      1,210,000               5.000%,     03/01/25          1,413,425
      1,265,000               5.000%,     03/01/26          1,467,172
                                                           ----------
                                                            6,361,169
                                                           ----------
		Hawaii State
			General Obligation Bonds - 4.68%
      4,000,000               5.000%,     06/01/25          4,797,440
      2,880,000               5.000%,     05/01/27          3,326,774
                                                           ----------
                                                            8,124,214
                                                           ----------

			Airport Systems Revenue Bonds - 8.02%
        665,000               5.250%,     07/01/26            782,572
     11,280,000               5.250%,     07/01/27         13,128,454
                                                           ----------
                                                           13,911,026
                                                           ----------

			Certificates of Participation-State Office Buildings - 4.35%
      1,500,000               5.000%,     05/01/15          1,625,655
      4,200,000               5.000%,     05/01/17          4,802,616
        500,000               4.000%,     05/01/19            559,080
        500,000               4.000%,     05/01/20            560,425
                                                           ----------
                                                            7,547,776
                                                           ----------

			Department of Budget & Finance Special Purpose Revenue Bonds
				Hawaiian Electric Company, Inc. - 5.72%
      4,725,000               5.650%,     10/01/27          4,772,959
      5,000,000               4.650%,     03/01/37          5,149,300
                                                           ----------
                                                            9,922,259
                                                           ----------

				Chaminade University - 2.99%
      2,750,000               5.000%,     01/01/26          2,860,550
      1,270,000               4.700%,     01/01/31          1,301,458
      1,000,000               4.750%,     01/01/36          1,025,530
                                                           ----------
                                                            5,187,538
                                                           ----------

See accompanying notes to financial statements.


HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2013 (Unaudited)
--------------------------------------------------------------------------------

                                                              Value
      Par Value                                            (Note 1 (A))
      ---------                                            ------------


				Hawaii Pacific Health - 5.05%
$       775,000               4.625%,     07/01/21       $    857,483
      1,140,000               5.600%,     07/01/33          1,145,050
      6,000,000               5.500%,     07/01/40          6,537,180
        200,000               5.750%,     07/01/40            219,700
                                                         ------------
                                                            8,759,413
                                                         ------------

				Hawaii Mid-Pacific Institute - 2.19%
      2,085,000               5.000%,     01/01/26          2,150,052
      1,635,000               4.625%,     01/01/36          1,642,210
                                                         ------------
                                                            3,792,262
                                                         ------------

				Kapiolani Health Care System - 0.34%
        575,000                6.400%,     07/01/13           583,182
                                                         ------------

				Kuakini Hawaii Health System - 0.33%
        570,000               6.300%,     07/01/22            570,923
                                                         ------------


				Kahala Nui - 9.67%
        300,000               3.350%,     11/15/19            308,340
        300,000               3.600%,     11/15/20            308,403
        250,000               3.800%,     11/15/21            257,148
        500,000               5.000%,     11/15/21            577,060
      1,065,000               4.625%,     11/15/27          1,095,480
      1,200,000               5.000%,     11/15/27          1,325,220
      2,000,000               5.125%,     11/15/32          2,186,420
      8,200,000               8.000%,     11/15/33          8,751,860
      1,815,000               5.250%,     11/15/37          1,956,969
                                                         ------------
                                                           16,766,900
                                                         ------------


				Wilcox Hospital - 0.96%
        245,000               5.250%,     07/01/13            245,813
      1,250,000               5.350%,     07/01/18          1,252,850
        160,000               5.500%,     07/01/28            160,194
                                                         ------------
                                                            1,658,857
                                                         ------------

See accompanying notes to financial statements.


HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2013 (Unaudited)
--------------------------------------------------------------------------------

                                                              Value
      Par Value                                            (Note 1 (A))
      ---------                                            ------------

       		Department of Hawaiian Homelands - 2.60%
$     1,000,000               5.875%,     04/01/34       $  1,131,460
      3,000,000               6.000%,     04/01/39          3,373,050
                                                         ------------
                                                            4,504,510
                                                         ------------


       			Hawaiian Homelands - COP Kapolei - 3.87%
        210,000               3.750%,     11/01/16            225,941
        950,000               4.125%,     11/01/23          1,000,835
      5,100,000               5.000%,     11/01/31          5,481,123
                                                         ------------
                                                            6,707,899
                                                         ------------


			Harbor Capital Improvements Revenue Bonds - 3.79%
      1,580,000               5.250%,     01/01/16          1,653,549
      1,665,000               5.375%,     01/01/17          1,744,204
        500,000               5.500%,     07/01/19            501,210
      2,005,000               5.250%,     01/01/21          2,149,741
        520,000               5.750%,     07/01/29            521,269
                                                         ------------
                                                            6,569,973
                                                         ------------

			Hawaii Health Systems - 0.80%
      1,370,000               4.700%,     02/15/19          1,381,070
                                                         ------------

			Highway Revenue - 1.12%
      1,640,000               5.000%,     01/01/26          1,950,255
                                                         ------------

			Housing Authority
                         Single Family Mortgage
                         Special Purpose Revenue Bonds - 2.98%
        315,000               4.800%,     07/01/13            315,980
         85,000               5.250%,     07/01/13             85,292
      2,550,000               5.400%,     07/01/29          2,559,027
      1,775,000               5.375%,     07/01/33          1,781,266
        415,000               5.000%,     07/01/36            431,953
                                                         ------------
                                                            5,173,518
                                                         ------------

See accompanying notes to financial statements.


HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2013 (Unaudited)
--------------------------------------------------------------------------------

                                                              Value
      Par Value                                            (Note 1 (A))
      ---------                                            ------------

				HCDC Rental Housing System Revenue Bonds - 3.74%
$       810,000               4.750%,     07/01/22       $    852,833
        600,000               4.750%,     07/01/23            636,870
        895,000               5.000%,     07/01/24            956,209
        100,000               5.000%,     07/01/25            106,953
        990,000               6.000%,     07/01/26          1,095,504
      1,055,000               6.000%,     07/01/27          1,159,498
        785,000               6.000%,     07/01/28            856,443
        750,000               6.000%,     07/01/29            815,265
                                                         ------------
                                                            6,479,575
                                                         ------------

				HFDC Multi-Family-Kuhio Park- 3.45%
      2,430,000               4.750%,     10/01/27          2,677,617
      3,000,000               4.950%,     04/01/29          3,312,060
                                                         ------------
                                                            5,989,677
                                                         ------------

				Multi-Family-Halekauwila- 2.88%
      5,000,000               0.700%,     12/01/15          4,997,350
                                                         ------------


				Multi-Family-Iwilei Apartments- 2.43%
        165,000               3.300%,     01/01/26            166,437
      4,000,000               3.750%,     01/01/31          4,046,960
                                                         ------------
                                                            4,213,397
                                                         ------------


				Multi-Family-Kooloaula Apartments- 2.17%
        220,000               3.125%,     09/01/22            226,653
      3,435,000               4.000%,     09/01/33          3,541,519
                                                         ------------
                                                            3,768,172
                                                         ------------

			University of Hawaii - Revenue Bonds - 6.14%
        100,000               4.000%,     07/15/16            110,314
      1,000,000               5.000%,     10/01/18          1,193,830
      1,000,000               5.000%,     10/01/19          1,211,680
      1,500,000               5.000%,     10/01/23          1,697,250
      3,355,000               4.500%,     07/15/26          3,668,323
      2,500,000               5.000%,     07/15/29          2,768,225
                                                         ------------
                                                           10,649,622
                                                         ------------

See accompanying notes to financial statements.


HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)
--------------------------------------------------------------------------------

March 31, 2013 (Unaudited)

                                                              Value
      Par Value                                            (Note 1 (A))
      ---------                                            ------------
		Honolulu City & County
			Multi-Family - Waipahu - 1.10%
$     1,910,000               6.900%,     06/20/35       $  1,912,521
                                                         ------------

			Water System Revenue Bonds
				Board of Water Supply - 4.86%
      3,550,000               4.500%,     07/01/23          3,897,793
      1,470,000               5.000%,     07/01/26          1,631,318
      2,500,000               5.000%,     07/01/32          2,903,125
                                                         ------------
                                                            8,432,236
                                                         ------------


			Waste System Revenue - 1.60%
      2,380,000               5.250%,     07/01/36          2,772,224
                                                         ------------


		Kauai County
			General Obligation Bonds - 3.09%
        400,000               3.125%,     08/01/23            402,408
        770,000               5.000%,     08/01/24            928,019
        880,000               3.625%,     08/01/25            947,126
      2,780,000               5.000%,     08/01/27          3,076,682
                                                         ------------
                                                            5,354,235
                                                         ------------

			Kukuiula Development - 2.00%
      1,090,000               5.625%,     05/15/33          1,132,041
      2,250,000               5.750%,     05/15/42          2,335,478
                                                         ------------
                                                            3,467,519
                                                         ------------

		Maui County
			General Obligation Bonds - 1.29%
      1,000,000               5.000%,     07/01/23          1,118,850
      1,000,000               5.000%,     07/01/24          1,116,140
                                                         ------------
                                                            2,234,990
                                                         ------------


      Total Hawaii Municipal Bonds (Cost $160,655,334)    169,744,262
                                                         ------------

See accompanying notes to financial statements.


HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2013 (Unaudited)
--------------------------------------------------------------------------------

                                                              Value
      Par Value                                            (Note 1 (A))
      ---------                                            ------------

                    VIRGIN ISLANDS MUNICIPAL BONDS - 0.20%

		Virgin Islands
			Public Finance Authority, Series A - 0.05%
$        75,000               7.300%,     10/01/18       $     87,959
                                                         ------------


			Public Finance Authority, Series A - 0.15%
        250,000               5.000%,     07/01/14            252,368
                                                         ------------


      Total Virgin Islands Municipal Bonds (Cost $325,495)    340,327
                                                         ------------




       Total Investments (Cost $160,980,829) (a) 98.08%   170,084,589
       Other Assets Less Liabilities              1.92%     3,324,876
                                                -------  ------------
       Net Assets                               100.00%  $173,409,465
                                                =======  ============


      (a)  Aggregate cost for federal income tax purposes is $160,872,738.


At March 31, 2013, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

                  Gross unrealized appreciation          $  9,214,595
                  Gross unrealized (depreciation)              (2,744)
                                                         ------------
                  Net unrealized appreciation            $  9,211,851
                                                         ============

See accompanying notes to financial statements.


HAWAII MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2013 (Unaudited)
--------------------------------------------------------------------------------

                                                            Municipal
                                                              Fund
                                                              ----
ASSETS
  Investments at market value
     (Identified cost $160,980,829) (Note 1 (A))        $ 170,084,589
  Cash                                                      1,220,459
  Interest receivable                                       2,406,609
  Other assets                                                  8,414
                                                         ------------
       Total assets                                       173,720,071
                                                         ------------


LIABILITIES
  Distributions payable                                       128,220
  Redemptions payable                                          22,702
  Management fee payable                                       73,476
  Administration fee payable                                    2,939
  Distribution Plan payable                                    22,043
  Shareholder Servicing fee payable                            14,695
  Transfer Agent fee payable                                    8,817
  Chief Compliance Officer fee payable                          5,083
  Directors fee payable                                           238
  Accrued expenses                                             32,393
                                                         ------------
       Total liabilities                                      310,606
                                                         ------------


NET ASSETS                                               $173,409,465
                                                         ============
  	(Applicable to 15,418,561 shares outstanding,
       $.01 par value, 40,000,000 shares authorized)

NET ASSET VALUE, OFFERING AND REPURCHASE
  PRICE PER SHARE, INVESTOR CLASS SHARES                       $11.25
                                                               ======

NET ASSETS
  At March 31, 2013, net assets consisted of:
     Paid-in capital                                     $165,899,722
     Undistributed net investment income                      109,471
     Accumulated net realized loss on investments          (1,703,488)
     Net unrealized appreciation                            9,103,760
                                                         ------------
                                                         $173,409,465
                                                         ============

See accompanying notes to financial statements.


HAWAII MUNICIPAL FUND

STATEMENT OF OPERATIONS

For the six months ended March 31, 2013 (Unaudited)
--------------------------------------------------------------------------------

                                                            Municipal
                                                              Fund
                                                              ----
INVESTMENT INCOME
  Interest income                                          $3,462,370
                                                         ------------

  Expenses
     Management fee (Note 2)                                  433,846
     Distribution costs (Notes 2 and 3)                       130,155
     Transfer Agent fee (Note 2)                               52,060
     Shareholder Services fee (Note 2)                         86,768
     Administration fee (Note 2)                               17,353
     Accounting fee                                            35,854
     Legal and Audit fees                                      39,072
     Printing                                                   7,750
     Custodian fee                                             18,820
     Insurance                                                  5,041
     Registration fee                                           5,819
     Miscellaneous                                              9,704
     Chief Compliance Officer fee (Note 2)                     29,861
     Directors fee                                              3,576
                                                         ------------
     Total expenses                                           875,679
     Fee reductions (Note 5)                                  (10,715)
                                                         ------------
     Net expenses                                             864,964
                                                         ------------
       Net investment income                                2,597,406
                                                         ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
	ON INVESTMENTS
     Net realized loss from security transactions                (504)
     Change in unrealized appreciation of investments        (958,171)
                                                         ------------
     Net loss on investments                                 (958,675)
                                                         ------------

NET INCREASE IN NET ASSETS
      RESULTING FROM OPERATIONS                            $1,638,731
                                                           ==========

See accompanying notes to financial statements.


HAWAII MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                   For The Six Months Ended   For The Year Ended
                                  March 31, 2013 (Unaudited)  September 30, 2012
                                  --------------------------  ------------------

INCREASE (DECREASE) IN NET ASSETS FROM
   Operations
     Net investment income                     $  2,597,406        $  5,070,729
     Net realized (loss) on investments                (504)           (124,346)
     Increase (decrease) in unrealized
      appreciation (depreciation) of
      investments                                  (958,171)          7,133,434
                                                -----------         -----------
        Net increase (decrease) in net assets
         resulting from operations                1,638,731          12,079,817
                                                -----------         -----------

   Distributions to shareholders from:
     Net investment income
        Investor Class
         ($.17 and $.34 per share, respectively) (2,584,886)         (5,039,690)
     Capital gains
        Investor Class
         ($.00 and $.00 per share, respectively)          -                   -
                                                -----------         -----------
        Total distributions to shareholders      (2,584,886)         (5,039,690)
                                                -----------         -----------

   Capital share transactions (a)
     Increase in net assets resulting from
      capital share transactions                   1,694,257           7,355,597
                                                 -----------         -----------
           Total increase in net assets              748,102          14,395,724

NET ASSETS
   Beginning of period                           172,661,363         158,265,639
                                                 -----------         -----------
   End of period
   (including undistributed net investment income
    of $109,471 and $96,951, respectively)      $173,409,465        $172,661,363
                                                ============        ============


   (a)  Summary of capital share activity follows:

                                 Investor Class              Investor Class
                            -------------------------     ---------------------
                             For The Six Months Ended        For The Year Ended
                                  March 31, 2013             September 30, 2012
                             -------------------------     ---------------------

                             Shares         Value         Shares       Value
                             ------         -----         ------       -----
  Shares sold               618,770      $7,007,117      1,140,860  $12,614,641
  Shares issued on
    reinvestment of
    distributions           163,325       1,846,875        324,338    3,595,451
                            -------      ----------     ----------  -----------
                            782,095       8,853,992      1,465,198   16,210,092
  Shares redeemed          (633,300)     (7,159,735)      (802,855)  (8,854,495)
                           --------      ----------      ---------   ----------
   Net increase             148,795      $1,694,257        662,343  $ 7,355,597
                           ========      ==========      =========  ===========

See accompanying notes to financial statements.


HAWAII MUNICIPAL FUND

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)
--------------------------------------------------------------------------------

		                     INVESTOR CLASS
      --------------------------------------------------------------------------

	For The Six Months Ended	 Years Ended September 30,
      March 31, 2013 (Unaudited)     2012     2011     2010     2009     2008
      --------------------------     ----     ----     ----     ----     ----
Net asset value
   Beginning of period	   $11.31   $10.83   $10.97   $10.80   $10.31   $10.88
                           ------   ------   ------   ------   ------   ------


Income from investment operations
   Net investment income      .17      .34      .39      .37      .38      .39
   Net gain (loss) on
     Securities (both realized
      and unrealized)        (.06)     .48     (.14)     .17      .51     (.57)
                           ------   ------   ------   ------   ------   ------
     Total from investment
         Operations           .11      .82      .25      .54      .89	  (.18)
                           ------   ------   ------   ------   ------   ------

Less distributions
   Dividends from net
      investment income      (.17)   (.34)     (.39)    (.37)    (.38)    (.39)
   Distributions from
      capital gains             -       -         -        -     (.02)	     -
                           ------   ------   ------   ------   ------   ------
      Total distributions    (.17)   (.34)     (.39)    (.37)    (.40)    (.39)
                           ------   ------   ------   ------   ------   ------

   End of period           $11.25   $11.31   $10.83   $10.97   $10.80   $10.31
                           ======   ======   ======   ======   ======   ======

Total return                 0.95%+   7.65%    2.45%    5.12%    8.98%   -1.73%

Ratios/Supplemental Data
   Net assets, end of
     period (in 000's)	  $173,409 $172,661 $158,266 $177,933 $165,893 $150,059

   Ratio of expenses to
     average net assets (a)  1.01%*    1.04%    1.03%    1.03%    1.05%    1.08%

   Ratio of net investment income to
     average net assets      2.98%*    3.06%    3.74%    3.49%    3.77%    3.54%

Portfolio turnover           0.38%+   22.52%   13.68%   19.60%   25.90%   13.47%

*    Annualized
+    Not annualized
(a) Ratios of expenses to average net assets after the reduction of custodian fees and other expenses under a custodian arrangement were 1.00%, 1.03%, 1.02%, 1.03%, 1.02%, and 1.02%, for the six months ended March 31, 2013 and for the years ended September 30, 2012, 2011, 2010, 2009, and 2008, respectively.

See accompanying notes to financial statements.


HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2013 (Unaudited)

(1)	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Hawaii Municipal Fund ("Fund") is a series of First Pacific Mutual Fund, Inc. which is registered under the Investment Company Act of 1940, as a non-diversified open-end management investment company. First Pacific Mutual Fund, Inc. currently has two investment portfolios, including the Hawaii Municipal Fund which is currently authorized to offer one Class of Shares: Investor Shares.

The investment objective of the Fund is to provide a high level of current income exempt from federal and Hawaii state income taxes, consistent with preservation of capital and prudent investment management. The Fund seeks to achieve its objective by investing primarily in a portfolio of investment grade municipal securities issued by or on behalf of the State of Hawaii, or any of its political subdivisions, which pay interest that is exempt from regular federal and Hawaii income taxes.

The Fund is subject to the risk of price fluctuation of the municipal securities held in its portfolio which is generally a function of the underlying credit rating of an issuer, the maturity length of the securities, the securities' yield, and general economic and interest rate conditions.

Since the Fund invests primarily in obligations of issuers located in Hawaii, the Fund is subject to additional concentration of risk. Due to the level of investment in Hawaii municipal obligations, the marketability and market value of these obligations may be affected by certain Hawaiian constitutional provisions, legislative measures, executive orders, administrative regulations,
voter initiatives, and other political and economic developments.   If any such
problems arise, they could adversely affect the ability of various Hawaiian issuers to meet their financial obligation. Therefore, an investment in the Fund may be riskier than investment in other types of municipal bond funds.

(A)	SECURITY VALUATION
       Portfolio securities, that are fixed income securities, are valued by an independent pricing service using methodologies that it believes are appropriate including actual market transactions, broker-dealer supplied valuations, matrix pricing, or other electronic data processing techniques designed to identify market values for such securities, in accordance with procedures established in good faith by the Board of Directors. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. Securities for which market quotations are not readily available or for which available prices are suspect will be valued at "fair value" using methods determined in good faith by or at the direction of the Board of Directors. For these purposes, "fair value" means the price that the Investment Manager reasonably expects the Fund could receive from an arm's-length buyer upon the current sale of the securities within seven
       (7) days, after considering all appropriate factors and indications of value available to them. Such value will be cost if the Investment Manager determines such valuation is appropriate after considering a multitude of factors in accordance with established procedures.

       The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. generally accepted accounting principles ("GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

       Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.


HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

March 31, 2013 (Unaudited)
--------------------------------------------------------------------------------

       Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

       Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

       The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

       The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

       Changes in valuation techniques may result in transfers in/out changing an investment's assigned level within the hierarchy.

       The following is a description of the valuation techniques applied to the Fund's major categories of financial instruments measured at fair value on a recurring basis:

       Municipal bonds are categorized in Level 2 of the fair value hierarchy.

       The following is a summary of the inputs used in valuing the Fund's investments, as of March 31, 2013. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

       Valuation Inputs at Reporting Date:

       Description      Level 1       Level 2       Level 3         Total
       Municipal Bonds   $-0-      $170,084,589       $-0-      $170,084,589


       There were no transfers in to and out of Levels 1 and 2 during the current period presented. There were no purchases, sales issuances, and settlements on a gross basis relating to Level 3 measurements during the current period presented.


HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

March 31, 2013 (Unaudited)
--------------------------------------------------------------------------------

(B)	FEDERAL INCOME TAXES
       It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to
       distribute its taxable income, if any, to its shareholders.   Therefore,
       no federal income tax provision is required.

       The Fund has reviewed all open tax years for all major jurisdictions, which is the Federal jurisdiction, and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of September 30, 2012, open Federal tax years include the tax years ended September 30, 2009 - September 30, 2012. The Fund has no examination in progress and is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

       In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

       On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted. The Act modernizes several of the federal income and excise tax provisions related to regulated investment companies such as the Fund, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect as of the report date limit the carryforward period to eight years.
       Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss forwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused. At September 30, 2012, the Hawaii Municipal Fund had a capital loss carryforward of $1,599,310 of which $547,947 expires in 2017, $120,704 expires in 2018, and $282,754 short-term capital loss and $647,905 long-term capital loss which do not expire.

       The Fund had net capital losses of $103,674 incurred after October 31, 2011. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year.

(C)	SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO
       SHAREHOLDERS
       Security transactions are recorded on the trade date.   Interest income
       is recorded on the accrual basis.   Bond discounts and premiums are
       amortized using the interest method. Distributions to shareholders are declared daily and reinvested or paid in cash monthly.

(D) 	USE OF ESTIMATES
       The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial


HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

March 31, 2013 (Unaudited)
--------------------------------------------------------------------------------

       statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(E)	SHARE VALUATION
       The net asset value per share for the Fund is determined by calculating the total value of the Fund's assets, deducting its total liabilities and dividing the result by the number of shares outstanding.


(2)	INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Lee Financial Group Inc. ("LFG") provides the Fund with management and administrative services pursuant to a management agreement and administrative services agreement, respectively. In accordance with the terms of the management agreement and of the administrative services agreement, LFG receives compensation at the annual rate of .50% and up to .05% of the Fund's average daily net assets, respectively. For the period ended March 31, 2013, the Fund was allocated, and paid LFG, $29,861 of the Chief Compliance Officer fee.

The Fund's distributor, Lee Financial Securities, Inc. ("LFS"), a wholly-owned subsidiary of LFG, received $130,155 for costs incurred in connection with the sale of the Fund's shares (See Note 3).

Lee Financial Recordkeeping, Inc. ("LFR"), a wholly-owned subsidiary of LFG, serves as the transfer agent for the Fund. In accordance with the terms of the transfer agent agreement, LFR receives compensation at the annual rate of .06% of the Fund's average daily net assets. LFR also provides the Fund with certain clerical, bookkeeping and shareholder services pursuant to a service agreement approved by the Fund's directors. As compensation for these services LFR receives a fee, computed daily and payable monthly, at an annualized rate of .10% of the Fund's average daily net assets.

Certain officers and directors of the Fund are also officers of LFG, LFS and LFR.


(3)	DISTRIBUTION COSTS

The Fund's Board of Directors, including a majority of the Directors who are not "interested persons" of the Fund, as defined in the Investment Company Act of 1940, adopted a distribution plan pursuant to Rule 12b-1 of the Act. Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares.

The Plan provides that the Hawaii Municipal Fund Investor Class may incur certain costs, which may not exceed .25% per annum of the Fund's average daily net assets, for payment to the distributor for items such as advertising expenses, selling expenses, commissions or travel, reasonably intended to result in sales of shares of the Fund.


HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

March 31, 2013 (Unaudited)
--------------------------------------------------------------------------------

(4)	PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities aggregated $7,114,550 and $644,000, respectively, for the Fund during the period October 1, 2012 through March 31, 2013.


(5)	CUSTODY CREDITS

Under an agreement with the Fund's custodian bank, a portion of the custodian fees are paid by credits for cash balances. Any remaining credits are used to
offset expenses of other vendors and service providers.   If not for the offset
agreement, the assets could have been employed to produce income. During the six months ended March 31, 2013, such reductions amounted to $10,715 for the
Hawaii Municipal Fund.   Credits used to offset expenses were as follows:
Custody fees, $10,715.


(6)	TAX COMPONENTS OF CAPITAL AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended September 30, 2012 and 2011 were as follows:

                   Exempt-                Long-Term
                  Interest    Ordinary     Capital         Total
                 Dividends     Income       Gains       Distributions
                  ---------   --------     ---------    -------------
     	Hawaii Municipal Fund
      2012       $5,039,690   $     -     $       -     $5,039,690
      2011       $6,118,746   $     -     $       -     $6,118,746

       The tax character of distributable earnings at September 30, 2012 were as follows:

	Undistributed	                           Post   Unrealized  Total
      Ordinary Exempt- Undistributed Capital Loss October  Gain/   Distributable
      Interest Income  Capital Gains Carryforwards Losses (Loss)*  Earnings
      ---------------  ------------- ------------- ------  ------- ----------

     Hawaii Municipal
     Fund $  -         $     -    $(1,599,310) $(103,674) $10,158,882 $8,455,898


     * The difference between book basis and tax basis unrealized appreciation is attributable to market discount on debt securities.

Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The primary difference relates to the different treatment on amortization of discount for financial reporting purposes versus tax reporting purposes. For the year-ended September 30, 2012, the Hawaii Municipal Fund's undistributed investment income was decreased by $19,301, and accumulated net realized loss on investments was decreased by $19,301.


HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

March 31, 2013 (Unaudited)
--------------------------------------------------------------------------------

(7)	NEW ACCOUNTING PRONOUNCEMENTS

In January 2013, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. This update gives additional clarification to the FASB ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. The Fund's management is currently evaluating the impact ASU 2013-01 will have on the financial statement disclosures.


(8)	SUBSEQUENT EVENTS DISCLOSURE

In preparing the Fund's financial statements as of March 31, 2013, the Fund's management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.




HAWAII MUNICIPAL FUND INVESTOR CLASS (Unaudited)

Shareholder Information
Household Delivery of Shareholder Documents: Only one Prospectus, Annual and Semi-Annual Report will be sent to shareholders with the same last name and address on their Fund account, unless you request multiple copies. If you would like to receive separate copies, please call us at (808) 988-8088. We will begin sending you additional copies within 30 days. If your shares are held through a service provider, please contact them directly.

Business Continuity Plan Summary Disclosure Statement: First Pacific Mutual Fund, Inc., Lee Financial Group Inc., Lee Financial Securities, Inc. and Lee Financial Recordkeeping, Inc. have developed Business Continuity Plans on how we will respond to events that significantly disrupt our business. Since the timing and impact of disasters and disruptions is unpredictable, we will have to be flexible in responding to actual events as they occur. Contacting
Us - If after a significant business disruption you cannot contact us as you usually do at (808) 988-8088, you should go to our website at www.LeeHawaii.com. Please visit our website at www.LeeHawaii.com for the Business Continuity Plan Disclosure Statement.

Proxy Voting Policies and Procedures
The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may request copies of the Policies free of charge by calling (808) 988-8088 or by sending a written request to Lee Financial Group Inc., 2756 Woodlawn Drive, Suite #6-201, Honolulu, HI 96822. Copies of the Fund's proxy voting records are posted on the Securities and Exchange Commission's website at www.sec.gov and the Fund's website at www.LeeHawaii.com and reflect the 12-month period beginning July 1, 2011 and ending June 30, 2012.

Quarterly Statement of Investments
The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at www.sec.gov or the Fund's website at www.LeeHawaii.com. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



                              INVESTMENT MANAGER
                           Lee Financial Group Inc.
                        2756 Woodlawn Drive, Suite #6-201
                         Honolulu, Hawaii  96822-1856

                                 DISTRIBUTOR
                        Lee Financial Securities, Inc.
                      2756 Woodlawn Drive, Suite #6-201
                        Honolulu, Hawaii  96822-1856

                               FUND ACCOUNTANT
                         Ultimus Fund Solutions, LLC
                        225 Pictoria Drive, Suite 450
                          Cincinnati, Ohio  45246

                                 CUSTODIAN
                              Union Bank, N.A.
                      350 California Street, 6th Floor
                      San Francisco, California  94104

                               LEGAL COUNSEL
                              Roy W. Adams, Jr.
                             370 Park Street
                                Suite 2
                          Moraga, California  94556

                              TRANSFER AGENT
                     Lee Financial Recordkeeping, Inc.
                     2756 Woodlawn Drive, Suite #6-201
                       Honolulu, Hawaii  96822-1856







Item 2.  Code of Ethics.

The information required by this Item is only required in an annual report on this Form N-CSR.

Item 3.  Audit Committee Financial Expert

The information required by this Item is only required in an annual report on this Form N-CSR.

Item 4.  Principal Accountant Fee and Services.

The information required by this Item is only required in an annual report on this Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

(a) Schedule I - Investment in securities of unaffiliated issuers is included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes were made to the procedures by which shareholders recommend nominees to the board.

Item 11.  Controls and Procedures.

      (a) The registrant's principal executive and principal financial officers, or person performing similar functions, has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b)
            or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
            Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

      (a)(1)   Not applicable.
      (a)(2) Certifications pursuant to Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are furnished herewith.
      (a)(3)   Not applicable.
      (b)      Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
               Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.



                                   SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                   First Pacific Mutual Fund, Inc.
                   ---------------------------------------------------------

By (Signature and Title)*   /s/ Terrence K.H. Lee
                           -------------------------------------------------
                           Terrence K.H. Lee, President and CEO
                                (principal executive officer)

Date         November 5, 2013
         --------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Terrence K.H. Lee
                                   -----------------------
                                   Terrence K.H. Lee, President and CEO
                                       (principal executive officer)


By (Signature and Title)*          /s/ Nora B. Simpson
                                   -----------------------
                                   Nora B. Simpson, Treasurer
                                       (principal financial officer)

Date         November 5, 2013
         ---------------------------------
*Print the name and title of each signing officer under his or her signature.